FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 19,760,015		$ 799,929	$ 79,991	$ 0
Accounts payable and accrued liabilities	638,573		$ 150,923
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 19,760,015
Foreign exchange risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		$ 2,789,264
Accounts payable and accrued liabilities		$ 420,481
Percentage of foreign currency fluctuation in US dollar against Canadian dollar	10.00%	10.00%
Foreign currency fluctuation impact on net comprehensive loss	$ 301,807
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	19,760,015
Accounts payable and accrued liabilities	$ 638,573